GENERAL INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of general information [abstract]
GENERAL INFORMATION
NOTE 1 - GENERAL INFORMATION
Constellium is a global leader in the design and manufacture of a broad range of innovative specialty rolled and extruded aluminium products, serving primarily the packaging, aerospace and automotive end-markets. The Group has a strategic footprint of manufacturing facilities located in North America, Europe and China and operates 28 production facilities, 3 administrative centers and 3 R&D centers. The Group has approximately 13,200 employees.
Constellium SE (formerly Constellium N.V.) is a parent company of the Group. On June 28, 2019, the Company was converted from a Dutch public limited liability company (Naamloze Vennootschap, N.V.) into a Dutch Societas Europaea (SE) and changed its name from Constellium N.V. to Constellium SE. On December 12, 2019, Constellium SE completed the transfer of its head office from the Netherlands to France and became a French Societas Europaea (SE). The business address (head office) of Constellium SE is Washington Plaza, 40-44 rue Washington, 75008 Paris, France.
Unless the context indicates otherwise, when we refer to “we”, “our”, “us”, “Constellium”, the “Group” and the “Company” in this document, we are referring to Constellium SE and its subsidiaries.